Investment Strategy - Xtrackers MSCI EAFE 50 Hedged Equity ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE 50% Hedged to USD Index (the “Underlying Index”), which is designed to track the developed market performance of its parent index, the MSCI EAFE Index (the “Parent Index”), while seeking to mitigate by approximately half the exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The Parent Index is a free float-adjusted (i.e., it is based on the amount of outstanding shares available for trading by the general public without restriction) market capitalization-weighted index. The Parent Index is composed of large and mid-cap stocks across 21 developed markets countries, as defined by MSCI, Inc. (“MSCI” or the “Index Provider”), excluding the United States and Canada. The Underlying Index is hedged to the US dollar by selling each foreign currency forward contract at the one-month forward rate.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe, Australia and the Far East and in instruments designed to hedge against the fund’s exposure to non-US currencies.The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of June 30, 2026, the Underlying Index consisted of 673 securities, with an average market capitalization of approximately $32.05 billion and a minimum market capitalization of approximately $2.19 billion, from issuers in the following countries (may reflect depository receipts or country of domicile): Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan and the United Kingdom. As of June 30, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.Under normal circumstances, the Underlying Index resets its currency hedge monthly and does not adjust it intra-month based on movement in the value of the component equity securities and/or currencies. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end currency hedge reset. The Underlying Index’s constituent securities are rebalanced in accordance with the schedule of the Parent Index, which rebalances quarterly in February, May, August and November, with all four reviews following the same comprehensive scope under the Quarterly Comprehensive Index Review schedule. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund is currently classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the fund may become “non-diversified” under the 1940 Act solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe, Australia and the Far East and in instruments designed to hedge against the fund’s exposure to non-US currencies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.